Condensed Statement of Changes in Shareholders' Equity (Parenthetical) - Class B Ordinary Shares [Member] - LEO HOLDINGS III CORP [Member] - shares	Feb. 25, 2021	Jan. 18, 2021	Jan. 18, 2021
Number of shares forfeited during the period			900,000
Sponsor [Member] | Subsequent Event [Member]
Stock repurchased during period, shares	6,900,000
Over-Allotment Option [Member]
Number of shares forfeited during the period		900,000	900,000